Income Taxes (Tables)	8 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Summary of Loss Before Provision for Income Taxes

The sources of loss before provision for income taxes are as follows for the period from February 3, 2020 (date of inception) through September 30, 2020:

Period from February 3, 2020 (Date of Inception) through September 30, 2020
Domestic	$445,150
Foreign	—

Total	$445,150

Summary of Provision for Income Taxes

The provision for income taxes was comprised of the following for the period from February 3, 2020 (date of inception) through September 30, 2020:

Period from February 3, 2020 (Date of Inception) through September 30, 2020
Current:
Federal	$8,140
State and local	3,426
Foreign	—

Total Current	11,566

Deferred:
Federal	—
State and local	—
Foreign	—

Total deferred income tax expense	—

Total provision for income taxes	$11,566

Summary of Reconciliation Federal Statutory Income Tax Rate

Reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

Period from February 3, 2020 (Date of Inception) through September 30, 2020
Statutory income tax benefit	$(93,224)
State income tax benefit, net of federal	(31,002)
Valuation allowance on startup costs	135,792

Provision for income taxes	$11,566

Summary of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities as of September 30, 2020 were as follows:

September 30, 2020
Deferred Tax Assets:
Start-up costs	$135,792
Valuation allowance	(135,792)

Net deferred tax assets (liabilities)	$—